SHORT-TERM GOVERNMENT FUND

American Century Government Income Trust
Summary Prospectus and Prospectus Supplement

Supplement dated June 5, 2014

Short-Term Government Fund
Summary Prospectus dated August 1, 2013
Ginnie Mae Fund ■ Government Bond Fund ■  Inflation-Adjusted Bond Fund
Short-Term Government Fund
Prospectus dated August 1, 2013

The following changes are effective July 28, 2014.

The following replaces the third sentence under the Fees and Expenses section on page 1 of the Short-Term Government summary prospectus and page 17 of the prospectus.

More information about these and other discounts, as well as variations in charges that may apply to purchases of $500,000 or more, is available from your financial professional and in Calculation of Sales Charges on page 31 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.